Note 16 - Capital and Financial Risk Management - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Total financial liabilities, including interest	$ 76,758	$ 67,588
Lease liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilitie	7,109	5,201
Current financial liabilities	4,024	3,084
Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current financial liabilitie		0
Current financial liabilities		146
Other noncurrent liabilities 1 [member]
Statement Line Items [Line Items]
Non-current financial liabilitie	94	68
Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	52,247	46,937
Other current liabilities 1 [member]
Statement Line Items [Line Items]
Current financial liabilities	13,285	12,152
Later than six months and not later than one year [member]
Statement Line Items [Line Items]
Total financial liabilities, including interest	69,556	62,319
Later than six months and not later than one year [member] | Lease liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilitie	0	0
Current financial liabilities	4,024	3,084
Later than six months and not later than one year [member] | Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current financial liabilitie		0
Current financial liabilities		146
Later than six months and not later than one year [member] | Other noncurrent liabilities 1 [member]
Statement Line Items [Line Items]
Non-current financial liabilitie	0	0
Later than six months and not later than one year [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	52,247	46,937
Later than six months and not later than one year [member] | Other current liabilities 1 [member]
Statement Line Items [Line Items]
Current financial liabilities	13,285	12,152
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Total financial liabilities, including interest	4,734	2,228
Later than one year and not later than three years [member] | Lease liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilitie	4,734	2,228
Current financial liabilities	0	0
Later than one year and not later than three years [member] | Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current financial liabilitie		0
Current financial liabilities		0
Later than one year and not later than three years [member] | Other noncurrent liabilities 1 [member]
Statement Line Items [Line Items]
Non-current financial liabilitie	0	0
Later than one year and not later than three years [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	0	0
Later than one year and not later than three years [member] | Other current liabilities 1 [member]
Statement Line Items [Line Items]
Current financial liabilities	0	0
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Total financial liabilities, including interest	2,468	3,041
Later than three years and not later than five years [member] | Lease liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilitie	2,374	2,973
Current financial liabilities	0	0
Later than three years and not later than five years [member] | Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current financial liabilitie		0
Current financial liabilities		0
Later than three years and not later than five years [member] | Other noncurrent liabilities 1 [member]
Statement Line Items [Line Items]
Non-current financial liabilitie	94	68
Later than three years and not later than five years [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	0	0
Later than three years and not later than five years [member] | Other current liabilities 1 [member]
Statement Line Items [Line Items]
Current financial liabilities	$ 0	$ 0